AST BOND PORTFOLIO 2021
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.5%
Asset-Backed Securities — 3.2%
Automobiles — 1.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	200	$ 199,641
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	61	60,450
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	9	8,778
Series 2018-01, Class A2, 144A
2.870%	10/20/23	136	135,371
Ford Credit Auto Owner Trust,
Series 2016-02, Class A, 144A
2.030%	12/15/27	200	199,980
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
1.135%(c)	07/15/22	600	594,448
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A
2.550%	11/14/23	85	85,232
			1,283,900
Collateralized Loan Obligations — 2.0%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.912%(c)	01/22/31	250	230,471
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.693%(c)	01/16/26	143	142,567
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
2.482%(c)	11/15/26	393	379,720
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.053%(c)	01/16/31	250	236,222
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
2.659%(c)	04/20/28	750	732,221
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.719%(c)	01/18/29	500	477,437
			2,198,638
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	27	27,131
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	40	39,436
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	60	$ 59,934
			126,501

Total Asset-Backed Securities (cost $3,703,114)			3,609,039
Commercial Mortgage-Backed Securities — 11.9%
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A1
1.971%	12/10/54	177	176,717
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	922	957,575
Series 2014-UBS04, Class A2
2.963%	08/10/47	56	56,204
Series 2015-CR26, Class A3
3.359%	10/10/48	1,400	1,435,864
Series 2015-DC01, Class A2
2.870%	02/10/48	174	174,204
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	374	371,690
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	604	612,062
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	2,200	2,358,367
Series K055, Class A2
2.673%	03/25/26	200	213,964
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	2,200	2,250,609
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	1,140	1,153,058
Series 2014-C21, Class A4
3.493%	08/15/47	291	298,993
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	2,200	2,306,489
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A1
1.445%	08/15/49	35	34,954
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	551	550,527
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A1
1.944%	12/15/49	296	294,234

Total Commercial Mortgage-Backed Securities (cost $12,976,703)			13,245,511
A1

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 25.2%
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	$ 186,766
Banks — 7.8%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.400%
2.131%(c)	08/11/20	1,000	988,155
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22	550	556,479
Sub. Notes, MTN
4.000%	01/22/25	505	531,375
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	410	400,912
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	520	522,026
2.750%	04/25/22	550	555,224
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	340	360,748
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	505	527,185
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	315	318,896
4.350%	08/15/21	400	412,234
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25(a)	570	610,291
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	425	425,600
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24	375	389,403
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	10/26/20	1,000	999,305
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.825%(ff)	03/30/23	1,100	1,110,430
			8,708,263
Beverages — 0.9%
PepsiCo, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
1.903%(c)	10/06/21	1,000	997,670
Biotechnology — 1.5%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	464	472,072
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24(a)	1,100	1,167,457
			1,639,529
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 1.0%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	1,150	$ 1,176,316
Computers — 0.7%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	750	794,370
Diversified Financial Services — 0.1%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	115	114,514
Electric — 2.7%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%
1.616%(c)	06/25/21	1,000	969,910
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.480%
2.231%(c)	05/04/21	1,000	970,740
Gtd. Notes
2.403%	09/01/21	655	654,122
4.500%	06/01/21	400	407,724
			3,002,496
Healthcare-Services — 0.4%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21	400	407,662
Insurance — 1.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	850	888,247
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.160%
1.593%(c)	10/01/20	1,000	995,940
			1,884,187
Machinery-Diversified — 1.4%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.240%
1.024%(c)	03/12/21	1,000	981,817
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	570	598,940
			1,580,757
Media — 1.0%
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.400%
2.309%(c)	04/01/21	1,125	1,110,168
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	185	187,473

A2

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.1%
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23	50	$ 47,309
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	76	69,408
			116,717
Pharmaceuticals — 2.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22	1,100	1,099,005
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.250%	08/15/22	530	547,205
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	400	402,571
4.100%	03/25/25(a)	500	526,324
			2,575,105
Pipelines — 1.4%
Enterprise Products Operating LLC,
Gtd. Notes
3.900%	02/15/24	825	838,955
5.200%	09/01/20	285	285,730
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	475	466,599
			1,591,284
Software — 0.6%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	11/15/24(a)	600	630,237
Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	585	595,917
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	100	99,263
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	208,845
			904,025
Transportation — 0.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	485	492,866

Total Corporate Bonds (cost $27,888,016)			28,100,405
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Security — 0.2%
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.597%(c)	08/25/52	283	$ 282,155
(cost $283,333)
Sovereign Bonds — 1.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	405	412,416
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21	200	202,666
2.125%	10/25/23	200	208,274
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	255	256,222
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	200	202,028
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	155	158,821
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23	340	350,578

Total Sovereign Bonds (cost $1,749,470)			1,791,005
U.S. Government Agency Obligations — 5.1%
Federal Home Loan Bank
2.625%	10/01/20	660	667,517
Federal Home Loan Mortgage Corp.
2.375%	01/13/22(k)	4,000	4,138,867
Federal National Mortgage Assoc.
6.625%	11/15/30	570	874,999

Total U.S. Government Agency Obligations (cost $5,402,955)			5,681,383
U.S. Treasury Obligations — 48.3%
U.S. Treasury Bonds
3.125%	02/15/43	2,300	3,121,531
3.625%	02/15/44(k)	9,540	14,026,781
3.750%	11/15/43	1,520	2,270,975
U.S. Treasury Notes
0.500%	03/31/25	495	498,133
1.250%	08/31/24	9,780	10,162,031
1.375%	04/30/21	2,200	2,227,844
1.375%	01/31/25	9,150	9,583,910
2.375%	08/15/24	3,000	3,260,625
2.875%	05/15/28	6,000	7,070,625
U.S. Treasury Strips Coupon
1.643%(s)	05/15/29	90	83,661
2.205%(s)	05/15/39	205	160,629
2.334%(s)	08/15/41(k)	655	488,538
2.353%(s)	02/15/44	165	116,402
2.365%(s)	05/15/44	605	425,036
2.394%(s)	11/15/43	170	119,744

A3

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.629%(s)	08/15/23	250	$ 246,865

Total U.S. Treasury Obligations (cost $52,000,806)			53,863,330

Total Long-Term Investments (cost $104,004,397)			106,572,828

	Shares
Short-Term Investments — 12.4%
Affiliated Mutual Funds — 12.3%
PGIM Core Short-Term Bond Fund(w)	519,493	4,670,242
PGIM Core Ultra Short Bond Fund(w)	7,582,717	7,582,717
PGIM Institutional Money Market Fund (cost $1,517,443; includes $1,515,971 of cash collateral for securities on loan)(b)(w)	1,518,724	1,516,294

Total Affiliated Mutual Funds (cost $13,913,486)		13,769,253

Options Purchased*~ — 0.1%
(cost $10,636)	67,459

Total Short-Term Investments (cost $13,924,122)	13,836,712

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—107.9% (cost $117,928,519)	120,409,540
Option Written*~ — (0.0)%
(premiums received $2,896)	(1,594)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—107.9% (cost $117,925,623)	120,407,946

Liabilities in excess of other assets(z) — (7.9)%	(8,843,812)

Net Assets — 100.0%	$ 111,564,134

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,487,966; cash collateral of $1,515,971 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	9	9	$ 563
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	9	9	1,688
Total Exchange Traded (cost $9,167)						$2,251

A4

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	257	$ 4,584
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	250	4,427
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	626	10,383
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,242	20,682
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,260	21,414
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	250	3,718
Total OTC Traded (cost $1,469)							$65,208
Total Options Purchased (cost $10,636)							$67,459
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	17	17	$(1,594)
(premiums received $2,896)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
55	10 Year U.S. Ultra Treasury Notes	Jun. 2020	$ 8,581,719	$ 534,600
Short Positions:
237	2 Year U.S. Treasury Notes	Jun. 2020	52,230,726	(742,315)
329	5 Year U.S. Treasury Notes	Jun. 2020	41,243,236	(187,224)
10	10 Year U.S. Treasury Notes	Jun. 2020	1,386,875	(7,228)
44	20 Year U.S. Treasury Bonds	Jun. 2020	7,878,750	(523,233)
68	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	15,087,500	63,109
				(1,396,891)
				$ (862,291)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
13,485	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	$ 223	$ 91,327	$ 91,104
46,000	05/11/21	1.600%(S)	3 Month LIBOR(2)(Q)	(11,882)	671,534	683,416
2,570	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	147	49,497	49,350
47,637	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	99,572	1,032,925	933,353
22,305	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	380,306	380,306
36,470	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	458,498	1,356,766	898,268
1,537	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(75,759)	(75,759)
1,450	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	160	(148,127)	(148,287)
6,900	06/15/26	1.504%(S)	3 Month LIBOR(1)(Q)	206	(435,742)	(435,948)
670	10/06/26	2.312%(S)	3 Month LIBOR(2)(Q)	(1,634)	79,291	80,925
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	(68,716)	(77,772)
395	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(48,100)	(47,919)
2,765	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(31,786)	(524,332)	(492,546)
A5

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
255	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	$ —	$ (46,267)	$ (46,267)
2,113	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	644	(233,677)	(234,321)
805	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,180)	187,914	192,094
165	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(8,250)	(24,204)	(15,954)
145	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(34,146)	(34,146)
362	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	3,827	3,827
				$510,593	$2,214,317	$1,703,724

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6